Cover Page	Dec. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	CEPTON, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39959
Entity Tax Identification Number	27-2447291
Entity Address, Address Line One	399 West Trimble Road
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	459-7579
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001498233
Entity Ex Transition Period	false
Common stock, par value $0.00001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	CPTN
Security Exchange Name	NASDAQ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $115.00 per share, subject to adjustment
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $115.00 per share, subject to adjustment
Trading Symbol	CPTNW
Security Exchange Name	NASDAQ
Security Exchange Name	NASDAQ